Other Financial Assets - Summary of Other Financial Assets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [Line Items]
Other financial assets	$ 1,325,327	$ 44,311	$ 7,583,761
Current	765,834	25,605	6,539,467
Non-current	559,493	18,706	1,044,294
Time deposits with original maturity of over three months [member]
Disclosure of financial assets [Line Items]
Other financial assets	25,885	866	6,320,669
Guaranty deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	661,667	22,122	766,190
Pledged time deposits [member]
Disclosure of financial assets [Line Items]
Other financial assets	620,817	20,756	496,847
Others [member]
Disclosure of financial assets [Line Items]
Other financial assets	$ 16,958	$ 567	$ 55